Acquisition of Aetna	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Acquisition of Aetna
Acquisition of Aetna

On the Aetna Acquisition Date, the Company acquired 100% of the outstanding shares and voting interests of Aetna for a combination of cash and stock. Under the terms of the merger agreement, Aetna shareholders received $145.00 in cash and 0.8378 CVS Health shares for each Aetna share. The transaction valued Aetna at approximately $212 per share or approximately $70 billion. Including the assumption of Aetna’s debt, the total value of the transaction was approximately $78 billion. The Company financed the cash portion of the purchase price through a combination of cash on hand and by issuing approximately $45 billion of new debt, including senior notes and term loans. Aetna is a leading health care benefits company that offers a broad range of traditional, voluntary, and consumer-directed health insurance products and related services. The majority of Aetna’s operations are included in a new segment, Health Care Benefits. Certain aspects of Aetna’s operations, including products for which the Company no longer solicits or accepts new customers, such as large case pensions and long-term care insurance products, are included in the Corporate/Other segment. The Company acquired Aetna to help improve the consumer health care experience by combining Aetna’s health care benefits products and services with CVS Health’s more than 9,900 retail locations, approximately 1,100 walk-in medical clinics and integrated pharmacy capabilities with the goal of becoming the new, trusted front door to health care.

The fair value of the consideration transferred on the date of acquisition consisted of the following:

In millions
Cash	$48,089
Common stock (274.4 million shares) (1)	22,117
Fair value of replacement equity awards for pre-combination services (9.9 million shares) (2)	367
Effective settlement of pre-existing relationship (3)	(807)
Total consideration transferred	$69,766
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(1)
The fair value of the Company’s common stock issued as consideration was calculated based on the 327.6 million Aetna common shares outstanding as of November 28, 2018 multiplied by (i) the merger agreement per share exchange ratio and (ii) the volume weighted average price of CVS Health common stock on November 28, 2018 of $80.59.

(2)
The fair value of the replacement equity awards issued by the Company was determined as of the Aetna Acquisition Date. The fair value of the awards attributed to pre-combination services of $367 million is included in the consideration transferred and the fair value of the awards attributed to post-combination services of $232 million has been, or will be, included in the Company’s post-combination financial statements as compensation costs.

(3)	The purchase price included $807 million of effectively settled liabilities the Company owed to Aetna from their pre-existing pharmacy services relationship.

The transaction has been accounted for using the acquisition method of accounting which requires, among other things, the assets acquired and liabilities assumed to be recognized at their fair values at the date of acquisition. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

In millions
Cash and cash equivalents	$6,565
Accounts receivable (1)	4,089
Other current assets	3,896
Investments (current and long-term)	17,991
Goodwill	46,684
Intangible assets	23,746
Other long-term assets	8,282
Total assets acquired	111,253
Health care costs payable	5,359
Other current liabilities	10,026
Debt (current and long-term)	8,098
Deferred income taxes	4,574
Other long-term liabilities	13,101
Total liabilities assumed	41,158
Noncontrolling interests	329
Total consideration transferred	$69,766

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(1)
The fair value of premium receivables acquired is $2.4 billion, with the gross contractual amount being $2.8 billion. The Company expects $424 million of premium receivables to be uncollectible. The fair value of other receivables acquired is $1.7 billion, with the gross contractual amount being $1.8 billion. The Company expects $84 million of other receivables to be uncollectible.

The assessment of fair value is preliminary and is based on information that was available to management at the time the consolidated financial statements were prepared. The most significant open items included the valuation of certain intangible assets and investments, the accounting for income taxes and the accounting for contingencies as management is awaiting additional information to complete its assessment of these matters. Measurement period adjustments will be recorded in the period in which they are determined, as if they had been completed at the acquisition date. The finalization of the Company’s purchase accounting assessment could result in changes in the valuation of assets acquired and liabilities assumed, which could be material.

Goodwill
Goodwill represents future economic benefits expected to arise from the Company’s expanded presence in the health care industry, the assembled workforce acquired, expected purchasing, medical cost and revenue synergies, as well as operating efficiencies and cost savings. The preliminarily valuation of goodwill was allocated to the Company’s business segments as follows:

In millions
Health Care Benefits	$44,484
Pharmacy Services	1,500
Retail/LTC	700
Total goodwill	$46,684

Approximately $165 million of goodwill is deductible for income tax purposes.

Intangible Assets
The following table summarizes the preliminary fair values and weighted average useful lives for intangible assets acquired in the Aetna Acquisition, each of which is subject to change as the Company finalizes its purchase accounting:

		Weighted
		Average
	Gross	Useful Life
In millions, except weighted average useful life	Fair Value	(years)
Customer relationships (1)	$13,630	14.4
Standalone Medicare Part D prescription drug plan customer relationship (held for sale)	101	N/A
Technology	1,060	3.0
Provider networks (1)	4,200	20.0
Value of Business Acquired	590	20.0
Trademark (definite-lived)	65	5.0
Trademark (indefinitely-lived)	4,100	N/A
Total intangible assets	$23,746	15.1
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(1)
The amortization period for the Company’s customer relationships and provider networks includes an assumption of renewal or extension of these arrangements. At the acquisition date, the periods prior to the next renewal or extension for provider networks primarily ranged from one to three years, and the period prior to the next renewal or extension for customer relationships was one year. Any costs related to the renewal or extension of these contracts are expensed as incurred.

Deferred income taxes
The purchase price allocation includes net deferred tax liabilities of $4.6 billion, primarily relating to deferred tax liabilities established on the identifiable acquired intangible assets.

Consolidated results of operations
The Company’s consolidated results of operations for the year ended December 31, 2018, include $5.6 billion of revenues and $146 million of income before income tax provision associated with the results of operations of Aetna from the Aetna Acquisition Date to December 31, 2018.

During the year ended December 31, 2018 and 2017, the Company incurred transaction costs of $147 million and $34 million, respectively, associated with the Aetna Acquisition that were recorded within operating expenses.

Unaudited pro forma financial information
The following unaudited pro forma information presents a summary of the Company’s combined results of operations for the years ended December 31, 2018 and 2017 as if the Aetna acquisition and the related financing transactions had occurred on January 1, 2017. The following pro forma financial information is not necessarily indicative of the results of operations as they would have been had the acquisition been effected on the assumed date, nor is it necessarily an indication of trends in future results for a number of reasons, including, but not limited to, differences between the assumptions used to prepare the pro forma information, basic shares outstanding and dilutive equivalents, cost savings from operating efficiencies, potential synergies, and the impact of incremental costs incurred in integrating the businesses.

	Year Ended December 31,
In millions, except per share data	2018	2017
Total revenues	$243,232	$236,000
Income from continuing operations	1,152	6,813
Basic earnings per share from continuing operations attributable to CVS Health	$0.89	$5.25
Diluted earnings per share from continuing operations attributable to CVS Health	$0.88	$5.21

The pro forma results for the years ended December 31, 2018 and 2017 include adjustments related to the following purchase accounting and acquisition-related items:

•	Elimination of intercompany transactions between CVS Health and Aetna;

•
Elimination of estimated foregone interest income associated with (i) cash assumed to have been used to partially fund the Aetna Acquisition and (ii) adjusting the amortized cost of Aetna’s investment portfolio to fair value as of the completion of the Aetna Acquisition;

•
Elimination of historical intangible asset, deferred acquisition cost and capitalized software amortization expense and addition of amortization expense based on the current preliminary values of identified intangible assets;

•	Additional interest expense from (i) the long-term debt issued to partially fund the Aetna Acquisition and (ii) the amortization of the fair value adjustment to assumed long-term debt.

•	Additional depreciation expense related to the adjustment of Aetna’s property and equipment to fair value;

•	Adjustments to align CVS Health’s and Aetna’s accounting policies;

•	Elimination of transaction related costs; and
•
Tax effects of the adjustments noted above.